Balanced Portfolio
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 1997

ISSUER                                                 SHARES        VALUE
-------------------------------------------------------------------------------
COMMERCIAL SERVICES--0.6%
Interpublic Group, Inc. ......................       31,700      $  1,579,056
                                                                 ------------
CONSUMER DURABLES--0.8%
Leggett & Platt Inc. .........................       47,000         1,968,125
                                                                 ------------
CONSUMER NON-DURABLES--7.0%
Clorox Co. ...................................       34,700         2,743,469
Coca-Cola Co. ................................       81,800         5,449,925
Gillette Co. .................................       37,000         3,716,188
Mattel Inc. ..................................       48,950         1,823,388
Procter & Gamble Co. .........................       48,600         3,878,888
                                                                 ------------
                                                                   17,611,858
                                                                 ------------
CONSUMER SERVICES--5.2%
Carnival Corp. ...............................       61,300         3,394,487
Clear Channel Communications* ................       39,900         3,169,556
Cracker Barrel Old Country Store .............       61,700         2,059,238
Gannett Inc. .................................       46,250         2,858,828
Walt Disney Co. ..............................       15,300         1,515,656
                                                                 ------------
                                                                   12,997,765
                                                                 ------------
ELECTRONICS/TECHNICAL SERVICES--6.1%
Adaptec Inc.* ................................       30,200         1,121,175
Automatic Data Processing ....................       38,900         2,387,487
Cisco Systems Inc.* ..........................       50,400         2,809,800
Computer Association International Inc. ......       51,900         2,744,212
Intel Corp. ..................................       31,600         2,219,900
Parametric Technology Corp.* .................       32,700         1,549,163
Sun Guard Data Systems .......................       81,000         2,511,000
                                                                 ------------
                                                                   15,342,737
                                                                 ------------
FINANCE --8.9%
American International Group Inc. ............       15,900         1,729,125
Chubb Corp. ..................................       31,900         2,412,437
Federal National Mortgage Association ........       66,800         3,811,775
Franklin Resources Inc. ......................       16,000         1,391,000
MGIC Investment Corp. ........................       33,400         2,221,100
Norwest Corp. ................................       53,000         2,047,125
State Street Corp. ...........................       36,600         2,129,663
Travelers Group Inc. .........................       56,999         3,070,821
U.S. Bancorp .................................       14,800         1,656,675
Zions Bancorp ................................       40,200         1,824,075
                                                                 ------------
                                                                   22,293,796
                                                                 ------------
HEALTH SERVICES/TECHNOLOGY--16.2%
Abbott Laboratories ..........................       48,200         3,160,112
Ameritech Corp. ..............................       51,800         4,169,900
Cardinal Health Inc. .........................       30,600         2,298,825
HBO & Co. ....................................       52,000         2,496,000
Health Management Associates* ................       75,650         1,910,163
Johnson & Johnson ............................       51,050         3,362,919
Lilly, Eli & Co. .............................       43,500         3,028,688
Lincare Holdings Inc.* .......................       52,560         2,995,920
Merck & Co. ..................................       54,200         5,758,750
Pfizer Inc. ..................................       69,950         5,215,647
Schering Plough Corp. ........................       49,000         3,044,125
Warner Lambert Co. ...........................       27,000         3,348,000
                                                                 ------------
                                                                   40,789,049
                                                                 ------------
INDUSTRIAL SERVICES--0.5%
Schlumberger Ltd. ............................       17,000         1,368,500
                                                                 ------------
PRODUCER MANUFACTURING--6.1%
Deere & Co. ..................................       27,770         1,619,338
General Electric Co. .........................      116,000         8,511,500
Illinois Tool Works ..........................       50,900         3,060,363
Xerox Corp. ..................................       28,500         2,103,656
                                                                 ------------
                                                                   15,294,857
                                                                 ------------
RETAIL TRADE--8.4%
Bed Bath and Beyond Inc.* ....................       65,200         2,510,200
Consolidated Stores* .........................       45,500         1,999,156
Gap Inc. .....................................       53,850         1,908,309
Home Depot ...................................       77,350         4,553,981
Kohls Corp.* .................................       35,700         2,432,062
Wal Mart Stores Inc. .........................      122,700         4,838,981
Walgreen Co. .................................       88,470         2,775,746
                                                                 ------------
                                                                   21,018,435
                                                                 ------------
TRANSPORTATION--1.0%
Southwest Airlines Co. .......................       99,800         2,457,575
                                                                 ------------
TOTAL COMMON STOCK

 (Identified Cost $125,308,274) ..............                    152,721,753
                                                                 ------------
--------------------------------------------------------------------------------
FIXED INCOME - 38.6%
                                                   PRINCIPAL
                                                    AMOUNT
                                                    -------
ASSET BACKED SECURITIES-2.6%
Aames Mortgage Trust
6.59% due 6/15/24 ............................   $1,040,000      $  1,043,250
California Infrastructure 6.38% due 9/25/08 ..      725,000           732,363
Contimortgage Home Equity Loan 6.87% due 3/15/24  1,040,000         1,051,538
Green Tree Financial Corp. 8.05 % due 10/15/27    3,500,000         3,692,500
                                                                 ------------
                                                                    6,519,651
                                                                 ------------
DOMESTIC CORPORATIONS-2.9%
Associates Corp. N.A. 5.96% due 5/15/37 ......    1,750,000         1,799,648
Atlantic City Electric Co. 7.01% due 8/23/02 .    1,380,000         1,425,126
Equitable Life Assurance 6.95% due 12/01/05 ..    1,375,000         1,404,686
International Business Machines 6.22% due 8/01/27 1,700,000         1,714,178
Liberty Mutual Insurance Co. 8.20% due 5/04/07      830,000           919,848
                                                                 ------------
                                                                    7,263,486
                                                                 ------------
MORTGAGE OBLIGATIONS--13.1%
Collateralized Mortgage Obligations-8.4%
Asset Securitization Corp. Series 95
 7.384% due 8/13/29 ..........................    2,500,000         2,642,578
Asset Securitization Corp. Series 97
 6.85% due 2/14/41 ...........................      600,000           614,531
Federal Home Loan Mortgage Corp. .............
 6.00% due 3/15/09 ...........................    1,156,012         1,105,066
GMAC Commercial Mortgage
 6.83% due 12/15/03 ..........................    2,351,704         2,390,286
 7.22% due 10/15/28 ..........................    1,000,000         1,051,875
GTE North Inc. ...............................
 6.40% due 2/05/15 ...........................      665,000           666,024
Independent National Mortgage Corp. ..........
 7.50% due 9/25/14 ...........................    1,328,719         1,335,774
Lehman Brothers First Union
 6.479% due 11/18/29 .........................      991,563           996,985
 6.65% due 11/18/29 ..........................    2,500,000         2,529,297
Merrill Lynch Mortgage Corp. .................
 6.95% due 6/18/29 ...........................    1,385,213         1,413,783
Morgan Stanley Capital Investment Inc. .......
 6.44% due 1/15/28 ...........................    1,000,000         1,002,969
Nomura Asset Securitization Corp. ............
 8.15% due 4/04/27 ...........................    2,000,000         2,186,875
Residential Asset Securitization Trust
 7.00% due 2/25/08 ...........................    1,218,952         1,225,047
Structured Asset Securities Corp. ............
 6.79% due 10/15/34 ..........................    1,893,138         1,935,142
                                                                 ------------
                                                                   21,096,232
                                                                 ------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS-1.5%
Federal Home Loan Mortgage Corp. .............
 8.50% due 6/01/01 ...........................       16,458            16,779
 9.50% due 2/01/01 ...........................        9,125             9,471
Federal National Mortgage Association
 7.50% due 10/01/25 ..........................      265,969           272,700
 7.50% due 11/01/25 ..........................    3,360,580         3,445,636
 9.00% due 11/01/01 ..........................       14,584            14,992
                                                                 ------------
                                                                    3,759,578
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-3.2%
Government National Mortgage Association
 5.50% due 4/16/25 ...........................    1,600,000         1,466,000
 7.25% due 10/16/22 ..........................    5,683,639         5,767,074
 8.25% due 7/15/05 ...........................      713,603           739,694
                                                                 ------------
                                                                    7,972,768
                                                                 ------------
Total Mortgage Obligations ...................                     32,828,578
                                                                 ------------
YANKEE BONDS-1.3%
Embotelladora Andina SA 7.00 % due 10/01/07 ..    1,180,000         1,144,022
Interamerica Development Bank 6.95% due 8/01/26   2,000,000         2,169,840
                                                                 ------------
TOTAL YANKEE BONDS ...........................                      3,313,862
                                                                 ------------
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS--18.7%
United States Treasury Bonds-3.3%
 6.625% due 2/15/27 ..........................    6,750,000         7,327,935
 6.375% due 8/15/27 ..........................    1,000,000         1,054,690
                                                                 ------------
                                                                    8,382,625
                                                                 ------------
UNITED STATES TREASURY NOTES-14.7%
 5.875% due 11/15/99 .........................      200,000           200,718
 6.625% due 6/30/01 ..........................    5,850,000         6,011,812
 6.625% due 4/30/02 ..........................    5,500,000         5,680,455
 6.50% due 5/31/02 ...........................    8,500,000         8,748,370
 5.875% due 9/30/02 ..........................    3,000,000         3,016,410
 5.75% due 11/30/02 ..........................    2,100,000         2,101,638
 5.875% due 2/15/04 ..........................    7,000,000         7,061,250
 6.50% due 10/15/06 ..........................    4,000,000         4,188,120
                                                                 ------------
                                                                   37,008,773
                                                                 ------------

United States Agency Obligations-0.7%
Tennessee Valley Authority
 5.88% due 4/01/36 ...........................    1,750,000         1,810,900
                                                                 ------------
TOTAL UNITED STATES
 GOVERNMENT & AGENCY OBLIGATIONS .............                     47,202,298
                                                                 ------------
TOTAL FIXED INCOME
 (Identified Cost $94,448,469)................                     97,127,875
                                                                 ------------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1,2%
Aubrey G. Lanston Repurchase Agreement
 6.50% due 1/02/98, proceeds
 at maturity $2,651,957 (collateralized
 by $2,162,000 U.S. Treasury Bonds
 valued at $2,679,191 10.00% due 5/15/10) ....                      2,651,000
U.S. Treasury Bills
 5.13% due 1/22/98 ...........................                        122,632
 5.33% due 2/19/98 ...........................                         94,311
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified Cost $2,867,943) ................                      2,867,943
                                                                 ------------
TOTAL INVESTMENTS
 (Identified Cost $222,624,686) ..............        100.6%      252,717,571
OTHER ASSETS
 LESS LIABILITIES ............................         (0.6)       (1,523,235)
                                                                 ------------
NET ASSETS ...................................        100.0%     $251,194,336
                                                      =====      ============
--------------------------------------------------------------------------------
FUTURES CONTRACTS

Futures contracts which were open at December 31,1997 are as follows:

                              Aggregate
                  Number of   Face Value       Expiration        Unrealized
Contracts         Contracts  of Contracts         Date           Gain/Loss
---------         ---------  ------------      ----------        ----------
U.S. Treasury
 20-year Bond
 (Sell)               15       1,500,000        March 1998        $(4,219)

* Non-income producing

See notes to financial statements

Balanced Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1997

ASSETS:
Investments at value (Note 1A)
  (Identified Cost, $222,624,686) ................                $252,717,571
Cash .............................................                          54
Dividends and interest receivable ................                   1,343,766
Other assets .....................................                       1,012
                                                                  ------------
 Total assets ....................................                 254,062,403
                                                                  ------------
LIABILITIES:
Payable for investments purchased ................                   2,742,347
Payable to affiliates--Investment advisory fees (Note 2)                84,952
Payable for daily variation on futures contracts .                       8,906
Accrued expenses and other liabilities ...........                      31,862
                                                                  ------------
 Total liabilities ...............................                   2,868,067
                                                                  ------------
NET ASSETS .......................................                $251,194,336
                                                                  ============
REPRESENTED BY:
Paid-in capital for beneficial interests .........                $251,194,336
                                                                  ============

See notes to financial statements

Balanced Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997

INVESTMENT INCOME:
Interest .....................................   $7,063,103
Dividends ....................................    1,548,998
                                                 ----------
Total income .................................                   $  8,612,101
EXPENSES:
Investment advisory fees (Note 2) ............      998,042
Administrative fees (Note 3) .................      124,755
Expense fees (Note 6) ........................      249,497
                                                 ----------
Total expenses ...............................                      1,372,294
                                                                 ------------
Net investment income ........................                      7,239,807
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from investment transactions
  and futures contracts ......................   34,083,761
Unrealized appreciation (depreciation) of
  investments and futures contracts
  Beginning of period ........................   23,092,617
  End of period ..............................   30,088,666
                                                 ----------
 Net change in unrealized appreciation
  (depreciation) of investments and
  futures contracts ..........................                      6,996,049
                                                                 ------------
 Net realized and unrealized gain on
   investments and futures contracts .........                     41,079,810
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .................................                   $ 48,319,617
                                                                 ============
See notes to financial statements

Balanced Portfolio
-----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED DECEMBER 31,
                                                                       ------------------------------
                                                                            1997            1996
                                                                       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ..............................................   $   7,239,807    $   8,718,839
Net realized gain from investment transactions and futures contracts      34,083,761       17,739,660
Net change in unrealized appreciation (depreciation) of investments
  and futures contracts ............................................       6,996,049       (7,087,703)
                                                                       -------------    -------------
 Net increase in net assets resulting from operations ..............      48,319,617       19,370,796
                                                                       -------------    -------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ........................................       7,417,240       18,210,247
Value of withdrawals ...............................................     (52,068,589)     (41,573,741)
                                                                       -------------    -------------
 Net decrease in net assets from capital transactions ..............     (44,651,349)     (23,363,494)
                                                                       -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................       3,668,268       (3,992,698)
NET ASSETS:
Beginning of period ................................................     247,526,068      251,518,766
                                                                       -------------    -------------
End of period ......................................................   $ 251,194,336    $ 247,526,068
                                                                       =============    =============

Balanced Portfolio
--------------------------------------------------------------------------------
Financial Highlights

                                                                                                   May 1, 1994
                                                           Year Ended December 31,                (Commencement
                                                       -------------------------------          of Operations) to
                                                         1997        1996        1995          December 31, 1994
                                                       --------    --------    --------         ---------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ..........   $251,194    $247,526    $251,519            $228,948
Ratio of expenses to average net assets ............       0.55%       0.55%       0.53%               0.51%*
Ratio of net investment income to average net assets       2.90%       3.50%       3.69%               3.53%*
Portfolio turnover .................................        134%        241%        210%                105%
Average commission rate per share (A) ..............   $ 0.0617    $ 0.0589         N/A                 N/A

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
  * Not annualized

See notes to financial statements

Balanced Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. TBA PURCHASE COMMITMENTS -- The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A. Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

G. FUTURES CONTRACTS -- The Portfolios may engage in futures transactions. The Portfolios may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $998,042 for the year ended December 31, 1997. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $124,755 for the year ended December 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $343,925,191 and $360,783,716, respectively, for the year ended December 31, 1997. Purchases and sales of U.S. Government securities aggregated to $89,413,600 and $114,602,631, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                                     $222,718,879
                                                   ============
Gross unrealized appreciation                      $ 31,666,134
Gross unrealized depreciation                        (1,667,442)
                                                   ------------
Net unrealized appreciation                        $ 29,998,692
                                                   ============
(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice. The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1997, the commitment fee allocated to the Portfolio was $1,005. Since the line of credit was established, there have been no borrowings.

Balanced Portfolio
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, BALANCED PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Balanced Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1997 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants
Toronto, Ontario
February 2, 1998